Subordinated Debt (Narrative) (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 09, 2015	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Subordinated debt issuance				$ 7,500,000
Notes Due 2025 [Member] | Subordinated Debt [Member]
Subordinated debt issuance	$ 7,500,000
Debt instrument, interest rate, effective percentage	5.15%
Debt Instrument, Description of Variable Rate Basis		Notes bear interest at a rate of 5.15% per year for the first five years and then float at the Wall Street Journal's Prime Rate plus 0.50%, provided that the interest rate applicable to the outstanding principal balance will at no time be less than 4.0%.	Notes bear interest at a rate of 5.15% per year for the first five years and then float at the Wall Street Journal’s Prime Rate plus 0.50%, provided that the interest rate applicable to the outstanding principal balance will at no times be less than 4.0%.
Debt Instrument, Payment Terms		Interest will be payable quarterly in arrears on January 1, April 1, July 1 and October 1 of each year, beginning on January 1, 2016.	Interest will be payable quarterly in arrears on January 1, April 1, July 1 and October 1 of each year, and began on January 1, 2016.
Debt instrument, maturity date		Dec. 09, 2025	Dec. 09, 2025
Debt Instrument, Redemption, Description		The Notes will mature on December 9, 2025 and are redeemable in whole or in part, without premium or penalty, at any time on or after December 9, 2020, and prior to December 9, 2025. Additionally, Mid Penn may redeem the Notes in whole at any time, or in part from time to time, upon at least 30 days’ notice if: (i) a change or prospective change in law occurs that could prevent Mid Penn from deducting interest payable on the Notes for U.S. federal income tax purposes; (ii) an event occurs that precludes the Notes from being recognized as Tier 2 capital for regulatory capital purposes; or (iii) Mid Penn becomes required to register as an investment company under the Investment Company Act of 1940, as amended, in each case at 100% of the principal amount of the subordinated notes, plus accrued and unpaid interest thereon to but excluding the date of redemption.	The Notes will mature on December 9, 2025 and are redeemable in whole or in part, without premium or penalty, at any time on or after December 9, 2020, and prior to December 9, 2025. Additionally, Mid Penn may redeem the Notes in whole at any time, or in part from time to time, upon at least 30 days’ notice if: (i) a change or prospective change in law occurs that could prevent Mid Penn from deducting interest payable on the Notes for U.S. federal income tax purposes; (ii) an event occurs that precludes the Notes from being recognized as Tier 2 capital for regulatory capital purposes; or (iii) Mid Penn becomes required to register as an investment company under the Investment Company Act of 1940, as amended, in each case at 100% of the principal amount of the subordinated notes, plus accrued and unpaid interest thereon to but excluding the date of redemption.
Notes payable to related parties			$ 1,930,000
Unamortized debt issuance cost		$ 81,000	$ 86,000
Notes Due 2025 [Member] | Subordinated Debt [Member] | WSJ Prime Rate [Member]
Debt instrument, interest rate, effective percentage	4.00%
Debt Instrument, Basis Spread on Variable Rate	0.50%